PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

Voya VACS Index Series S Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.3%
Communication Services : 10.1%
441,124
Alphabet, Inc. - Class A
$ 107,237,245
2.5
354,128  Alphabet, Inc. - Class
C
86,247,874
2.0
542,240
AT&T, Inc.
15,312,858
0.4
7,044
(1)
Charter
Communications, Inc.
- Class A
1,937,840
0.0
279,277  Comcast Corp. - Class
A
8,774,883
0.2
17,077
Electronic Arts, Inc.
3,444,431
0.1
15,922
Fox Corp. - Class A
1,004,041
0.0
11,255
Fox Corp. - Class B
644,799
0.0
27,775  Interpublic Group of
Cos., Inc.
775,200
0.0
11,961
(1)
Live Nation
Entertainment, Inc.
1,954,427
0.1
18,247
Match Group, Inc.
644,484
0.0
164,480  Meta Platforms, Inc.
- Class A
120,790,823
2.8
32,224
(1)
Netflix, Inc.
38,633,998
0.9
28,547
News Corp. - Class A
876,678
0.0
9,436
News Corp. - Class B
326,014
0.0
14,691
Omnicom Group, Inc.
1,197,757
0.0
23,414
(2)
Paramount Skydance
Corp. - Class B
442,993
0.0
13,150
(1)
Take-Two Interactive
Software, Inc.
3,397,434
0.1
5,232  TKO Group Holdings,
Inc.
1,056,655
0.0
36,698
T-Mobile US, Inc.
8,784,767
0.2
33,797
(1)
Trade Desk, Inc.
- Class A
1,656,391
0.0
319,739  Verizon
Communications, Inc.
14,052,529
0.3
136,344
Walt Disney Co.
15,611,388
0.4
187,747
(1)
Warner Bros
Discovery, Inc.
3,666,699
0.1
438,472,208
10.1
Consumer Discretionary : 10.5%
32,539
(1)
Airbnb, Inc. - Class A
3,950,885
0.1
735,971
(1)
Amazon.com, Inc.
161,597,153
3.7
16,514
(1)
Aptiv PLC
1,423,837
0.0
1,269
(1)
AutoZone, Inc.
5,444,315
0.1
14,905
Best Buy Co., Inc.
1,127,116
0.0
2,458
Booking Holdings, Inc.
13,271,406
0.3
11,381
(1)
CarMax, Inc.
510,666
0.0
82,332
(1)
Carnival Corp.
2,380,218
0.1
101,684
(1)
Chipotle Mexican Grill,
Inc.
3,984,996
0.1
21,025
D.R. Horton, Inc.
3,563,107
0.1
8,875  Darden Restaurants,
Inc.
1,689,445
0.0
11,249
(1)
Deckers Outdoor Corp.
1,140,311
0.0
2,369
Domino's Pizza, Inc.
1,022,721
0.0
28,072
(1)
DoorDash, Inc. - Class
A
7,635,303
0.2
34,656
eBay, Inc.
3,151,963
0.1
8,963
Expedia Group, Inc.
1,915,841
0.1
296,434
Ford Motor Co.
3,545,351
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
12,408
Garmin Ltd.
$ 3,055,098
0.1
72,200
General Motors Co.
4,402,034
0.1
10,573
Genuine Parts Co.
1,465,418
0.0
10,046
Hasbro, Inc.
761,989
0.0
17,836  Hilton Worldwide
Holdings, Inc.
4,627,372
0.1
75,449
Home Depot, Inc.
30,571,180
0.7
23,425  Las Vegas Sands
Corp.
1,260,031
0.0
17,260
Lennar Corp. - Class A
2,175,450
0.1
19,511
LKQ Corp.
595,866
0.0
42,500
Lowe's Cos., Inc.
10,680,675
0.3
8,270
(1)
Lululemon Athletica,
Inc.
1,471,481
0.0
17,086  Marriott International,
Inc. - Class A
4,449,878
0.1
54,115
McDonald's Corp.
16,445,007
0.4
15,481
(1)
MGM Resorts
International
536,571
0.0
3,958
(1)
Mohawk Industries,
Inc.
510,265
0.0
90,092
NIKE, Inc. - Class B
6,282,115
0.2
34,078
(1)
Norwegian Cruise Line
Holdings Ltd.
839,341
0.0
218
(1)
NVR, Inc.
1,751,556
0.0
64,345
(1)
O'Reilly Automotive,
Inc.
6,937,034
0.2
2,490
Pool Corp.
772,074
0.0
14,962
PulteGroup, Inc.
1,976,929
0.1
2,934
Ralph Lauren Corp.
919,985
0.0
24,803
Ross Stores, Inc.
3,779,729
0.1
19,157  Royal Caribbean
Cruises Ltd.
6,198,822
0.1
86,200
Starbucks Corp.
7,292,520
0.2
15,783
Tapestry, Inc.
1,786,951
0.0
212,800
(1)
Tesla, Inc.
94,636,416
2.2
84,601
TJX Cos., Inc.
12,228,229
0.3
40,188
Tractor Supply Co.
2,285,492
0.1
3,408
(1)
Ulta Beauty, Inc.
1,863,324
0.0
9,327
Williams-Sonoma, Inc.
1,822,962
0.0
6,402
Wynn Resorts Ltd.
821,185
0.0
21,047
Yum! Brands, Inc.
3,199,144
0.1
455,756,757
10.5
Consumer Staples : 4.9%
127,392
Altria Group, Inc.
8,415,515
0.2
36,435  Archer-Daniels-
Midland Co.
2,176,627
0.1
13,354  Brown-Forman Corp.
- Class B
361,626
0.0
10,620
Bunge Global SA
862,875
0.0
14,962
(2)
Campbell Soup Co.
472,500
0.0
18,474  Church & Dwight Co.,
Inc.
1,618,877
0.0
9,275
Clorox Co.
1,143,607
0.0
293,727
Coca-Cola Co.
19,479,975
0.5
61,290
Colgate-Palmolive Co.
4,899,523
0.1
36,409
Conagra Brands, Inc.
666,649
0.0
10,827  Constellation Brands,
Inc. - Class A
1,458,072
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
33,630  Costco Wholesale
Corp.
$ 31,128,937
0.7
16,689
Dollar General Corp.
1,724,808
0.1
14,718
(1)
Dollar Tree, Inc.
1,388,938
0.0
17,761  Estee Lauder Cos.,
Inc. - Class A
1,565,099
0.0
40,547
General Mills, Inc.
2,044,380
0.1
11,232
Hershey Co.
2,100,946
0.1
22,229
Hormel Foods Corp.
549,945
0.0
8,116
JM Smucker Co.
881,398
0.0
20,389
Kellogg Co.
1,672,306
0.0
145,530
Kenvue, Inc.
2,361,952
0.1
103,015
Keurig Dr Pepper, Inc.
2,627,913
0.1
25,160
Kimberly-Clark Corp.
3,128,394
0.1
64,625
Kraft Heinz Co.
1,682,835
0.0
46,127
Kroger Co.
3,109,421
0.1
10,568  Lamb Weston
Holdings, Inc.
613,789
0.0
19,189
McCormick & Co., Inc.
1,283,936
0.0
12,845  Molson Coors
Beverage Co. - Class
B
581,236
0.0
98,125  Mondelez International,
Inc. - Class A
6,129,869
0.2
54,054
(1)
Monster Beverage
Corp.
3,638,375
0.1
103,822
PepsiCo, Inc.
14,580,762
0.3
118,042  Philip Morris
International, Inc.
19,146,412
0.4
177,631
Procter & Gamble Co.
27,293,003
0.6
36,210
Sysco Corp.
2,981,531
0.1
34,456
Target Corp.
3,090,703
0.1
21,670  Tyson Foods, Inc.
- Class A
1,176,681
0.0
332,851
Walmart, Inc.
34,303,624
0.8
212,343,039
4.9
Energy : 2.9%
27,132
APA Corp.
658,765
0.0
74,763
Baker Hughes Co.
3,642,453
0.1
18,059  Chesapeake Energy
Corp.
1,918,588
0.1
145,946
Chevron Corp.
22,663,954
0.5
94,712
ConocoPhillips
8,958,808
0.2
57,872
Coterra Energy, Inc.
1,368,673
0.0
48,139
Devon Energy Corp.
1,687,753
0.0
14,262  Diamondback Energy,
Inc.
2,040,892
0.1
41,405
EOG Resources, Inc.
4,642,329
0.1
47,325
EQT Corp.
2,575,900
0.1
323,298
Exxon Mobil Corp.
36,451,850
0.8
64,656
Halliburton Co.
1,590,538
0.0
148,287
Kinder Morgan, Inc.
4,198,005
0.1
23,055  Marathon Petroleum
Corp.
4,443,621
0.1
54,497  Occidental Petroleum
Corp.
2,574,983
0.1
47,757
ONEOK, Inc.
3,484,828
0.1
30,646
Phillips 66
4,168,469
0.1
113,140
Schlumberger NV
3,888,622
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
16,319
Targa Resources Corp.
$ 2,734,085
0.1
1,464  Texas Pacific Land
Corp.
1,366,849
0.0
23,558
Valero Energy Corp.
4,010,985
0.1
92,606
Williams Cos., Inc.
5,866,590
0.1
124,937,540
2.9
Financials : 13.4%
36,502
Aflac, Inc.
4,077,273
0.1
19,983
Allstate Corp.
4,289,351
0.1
41,162
American Express Co.
13,672,370
0.3
42,012  American International
Group, Inc.
3,299,622
0.1
7,149  Ameriprise Financial,
Inc.
3,511,946
0.1
16,352
Aon PLC - Class A
5,830,796
0.1
34,895  Apollo Global
Management, Inc.
4,650,457
0.1
28,187  Arch Capital Group
Ltd.
2,557,406
0.1
19,441  Arthur J Gallagher &
Co.
6,021,655
0.1
3,826
Assurant, Inc.
828,712
0.0
516,760
Bank of America Corp.
26,659,648
0.6
53,481  Bank of New York
Mellon Corp.
5,827,290
0.1
139,059
(1)
Berkshire Hathaway,
Inc. - Class B
69,910,522
1.6
10,921
Blackrock, Inc.
12,732,466
0.3
55,896
Blackstone, Inc.
9,549,832
0.2
41,676
(1)
Block, Inc.
3,011,925
0.1
22,219
Brown & Brown, Inc.
2,083,920
0.1
48,496  Capital One Financial
Corp.
10,309,280
0.2
7,931  Cboe Global Markets,
Inc.
1,945,078
0.0
129,395
Charles Schwab Corp.
12,353,341
0.3
28,118
Chubb Ltd.
7,936,305
0.2
11,859  Cincinnati Financial
Corp.
1,874,908
0.0
139,602
Citigroup, Inc.
14,169,603
0.3
32,711  Citizens Financial
Group, Inc.
1,738,917
0.0
27,329
CME Group, Inc.
7,384,022
0.2
17,150
(1)
Coinbase Global, Inc.
- Class A
5,787,953
0.1
5,355
(1)
Corpay, Inc.
1,542,561
0.0
1,926  Erie Indemnity Co.
- Class A
612,776
0.0
3,181
Everest Re Group Ltd.
1,114,082
0.0
2,867  FactSet Research
Systems, Inc.
821,367
0.0
39,614  Fidelity National
Information Services,
Inc.
2,612,147
0.1
50,193
Fifth Third Bancorp
2,236,098
0.1
41,223
(1)
Fiserv, Inc.
5,314,881
0.1
23,230  Franklin Resources,
Inc.
537,310
0.0
18,398
Global Payments, Inc.
1,528,506
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,143
Globe Life, Inc.
$ 878,265
0.0
22,956  Goldman Sachs
Group, Inc.
18,281,011
0.4
21,322  Hartford Financial
Services Group, Inc.
2,844,142
0.1
111,111  Huntington
Bancshares, Inc.
1,918,887
0.0
33,765  Interactive Brokers
Group, Inc. - Class A
2,323,370
0.1
43,409  Intercontinental
Exchange, Inc.
7,313,548
0.2
33,819
Invesco Ltd.
775,808
0.0
5,543  Jack Henry &
Associates, Inc.
825,519
0.0
208,524  JPMorgan Chase &
Co.
65,774,725
1.5
70,680
KeyCorp
1,321,009
0.0
52,024
KKR & Co., Inc.
6,760,519
0.2
12,898
Loews Corp.
1,294,830
0.0
11,850
M&T Bank Corp.
2,341,797
0.1
37,282  Marsh & McLennan
Cos., Inc.
7,513,441
0.2
62,600  Mastercard, Inc.
- Class A
35,607,506
0.8
42,362
MetLife, Inc.
3,489,358
0.1
11,700
Moody's Corp.
5,574,816
0.1
92,003
Morgan Stanley
14,624,797
0.3
5,867
MSCI, Inc.
3,328,994
0.1
34,375
Nasdaq, Inc.
3,040,469
0.1
14,502
Northern Trust Corp.
1,951,969
0.1
72,450
(1)
PayPal Holdings, Inc.
4,858,497
0.1
29,864  PNC Financial
Services Group, Inc.
6,000,574
0.1
15,373  Principal Financial
Group, Inc.
1,274,575
0.0
44,454
Progressive Corp.
10,977,915
0.3
26,693  Prudential Financial,
Inc.
2,769,132
0.1
13,457  Raymond James
Financial, Inc.
2,322,678
0.1
67,667  Regions Financial
Corp.
1,784,379
0.0
58,693
(1)
Robinhood Markets,
Inc. - Class A
8,403,664
0.2
23,698
S&P Global, Inc.
11,534,054
0.3
21,514
State Street Corp.
2,495,839
0.1
28,215
Synchrony Financial
2,004,676
0.1
16,662  T. Rowe Price Group,
Inc.
1,710,188
0.0
17,073
Travelers Cos., Inc.
4,767,123
0.1
97,783
Truist Financial Corp.
4,470,639
0.1
118,011
US Bancorp
5,703,472
0.1
128,817
Visa, Inc. - Class A
43,975,547
1.0
22,723
W.R. Berkley Corp.
1,741,036
0.0
242,929
Wells Fargo & Co.
20,362,309
0.5
7,397  Willis Towers Watson
PLC
2,555,294
0.1
585,830,697
13.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care : 8.8%
131,985
Abbott Laboratories
$ 17,678,071
0.4
133,965
AbbVie, Inc.
31,018,256
0.7
21,542  Agilent Technologies,
Inc.
2,764,916
0.1
5,112
(1)
Align Technology, Inc.
640,125
0.0
14,702  AmerisourceBergen
Corp.
4,594,816
0.1
40,826
Amgen, Inc.
11,521,097
0.3
39,140  Baxter International,
Inc.
891,218
0.0
21,736  Becton Dickinson and
Co.
4,068,327
0.1
11,118
(1)
Biogen, Inc.
1,557,409
0.0
11,957
Bio-Techne Corp.
665,168
0.0
112,367
(1)
Boston Scientific Corp.
10,970,390
0.3
154,355  Bristol-Myers Squibb
Co.
6,961,411
0.2
18,109
Cardinal Health, Inc.
2,842,389
0.1
35,382
(1)
Centene Corp.
1,262,430
0.0
3,746
(1)
Charles River
Laboratories
International, Inc.
586,099
0.0
20,242
Cigna Group
5,834,756
0.1
15,130
(1)
Cooper Cos., Inc.
1,037,313
0.0
96,182
CVS Health Corp.
7,251,161
0.2
48,328
Danaher Corp.
9,581,509
0.2
2,711
(1)
DaVita, Inc.
360,211
0.0
29,739
(1)
Dexcom, Inc.
2,001,137
0.1
44,522
(1)
Edwards Lifesciences
Corp.
3,462,476
0.1
17,076
Elevance Health, Inc.
5,517,597
0.1
60,290
Eli Lilly & Co.
46,001,270
1.1
34,623  GE HealthCare
Technologies, Inc.
2,600,187
0.1
94,095
Gilead Sciences, Inc.
10,444,545
0.2
12,421
HCA Healthcare, Inc.
5,293,830
0.1
7,817
(1)
Henry Schein, Inc.
518,814
0.0
16,867
(1)
Hologic, Inc.
1,138,354
0.0
9,121
Humana, Inc.
2,373,011
0.1
6,067
(1)
IDEXX Laboratories,
Inc.
3,876,146
0.1
12,439
(1)
Incyte Corp.
1,054,952
0.0
5,338
(1)
Insulet Corp.
1,648,001
0.0
27,185
(1)
Intuitive Surgical, Inc.
12,157,948
0.3
12,892
(1)
IQVIA Holdings, Inc.
2,448,706
0.1
182,633
Johnson & Johnson
33,863,811
0.8
6,302
Labcorp Holdings, Inc.
1,809,052
0.0
9,432
McKesson Corp.
7,286,597
0.2
97,163
Medtronic PLC
9,253,804
0.2
189,416
Merck & Co., Inc.
15,897,685
0.4
1,562
(1)
Mettler-Toledo
International, Inc.
1,917,527
0.1
26,260
(1)
Moderna, Inc.
678,296
0.0
4,134
(1)
Molina Healthcare, Inc.
791,082
0.0
431,156
Pfizer, Inc.
10,985,855
0.3
8,480
Quest Diagnostics, Inc.
1,616,118
0.0
7,725  Regeneron
Pharmaceuticals, Inc.
4,343,536
0.1
11,103
ResMed, Inc.
3,039,224
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,802
(2)
Revvity, Inc.
$ 771,495
0.0
11,216
(1)
Solventum Corp.
818,768
0.0
7,469
STERIS PLC
1,848,129
0.0
26,093
Stryker Corp.
9,645,799
0.2
28,636
(1)
Thermo Fisher
Scientific, Inc.
13,889,033
0.3
68,681  UnitedHealth Group,
Inc.
23,715,549
0.6
4,276  Universal Health
Services, Inc. - Class B
874,185
0.0
19,443
(1)
Vertex
Pharmaceuticals, Inc.
7,614,657
0.2
88,412
Viatris, Inc.
875,279
0.0
4,514
(1)
Waters Corp.
1,353,342
0.0
5,453  West Pharmaceutical
Services, Inc.
1,430,485
0.0
15,022  Zimmer Biomet
Holdings, Inc.
1,479,667
0.0
33,608
Zoetis, Inc.
4,917,523
0.1
383,340,544
8.8
Industrials : 8.2%
40,391
3M Co.
6,267,875
0.1
8,665
A.O. Smith Corp.
636,098
0.0
6,510
Allegion PLC
1,154,549
0.0
17,514
AMETEK, Inc.
3,292,632
0.1
30,716  Automatic Data
Processing, Inc.
9,015,146
0.2
5,953
(1)
Axon Enterprise, Inc.
4,272,111
0.1
57,342
(1)
Boeing Co.
12,376,124
0.3
8,882  Broadridge Financial
Solutions, Inc.
2,115,426
0.1
8,383
(1)
Builders FirstSource,
Inc.
1,016,439
0.0
60,664
Carrier Global Corp.
3,621,641
0.1
35,526
Caterpillar, Inc.
16,951,231
0.4
12,110
(1)
Ceridian HCM Holding,
Inc.
834,258
0.0
8,955  CH Robinson
Worldwide, Inc.
1,185,642
0.0
25,975
Cintas Corp.
5,331,628
0.1
67,460
(1)
Copart, Inc.
3,033,676
0.1
141,375
CSX Corp.
5,020,226
0.1
10,449
Cummins, Inc.
4,413,344
0.1
19,100
Deere & Co.
8,733,666
0.2
49,187
Delta Air Lines, Inc.
2,791,362
0.1
10,399
Dover Corp.
1,734,865
0.0
29,522
Eaton Corp. PLC
11,048,609
0.3
3,395
EMCOR Group, Inc.
2,205,188
0.1
42,679
Emerson Electric Co.
5,598,631
0.1
9,388
Equifax, Inc.
2,408,304
0.1
10,292  Expeditors
International of
Washington, Inc.
1,261,696
0.0
87,030
Fastenal Co.
4,267,951
0.1
16,458
FedEx Corp.
3,880,961
0.1
25,657
Fortive Corp.
1,256,936
0.0
80,417
GE Aerospace
24,191,042
0.6
20,644
GE Vernova, Inc.
12,693,996
0.3
4,450
(1)
Generac Holdings, Inc.
744,930
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
19,146  General Dynamics
Corp.
$ 6,528,786
0.2
48,147  Honeywell
International, Inc.
10,134,943
0.2
30,571  Howmet Aerospace,
Inc.
5,998,947
0.1
4,030
Hubbell, Inc.
1,734,149
0.0
2,993  Huntington Ingalls
Industries, Inc.
861,715
0.0
5,709
IDEX Corp.
929,197
0.0
20,116
Illinois Tool Works, Inc.
5,245,448
0.1
27,428
Ingersoll Rand, Inc.
2,266,101
0.1
9,065
Jacobs Solutions, Inc.
1,358,481
0.0
5,799  JB Hunt Transport
Services, Inc.
778,052
0.0
49,624  Johnson Controls
International PLC
5,456,159
0.1
14,188  L3Harris Technologies,
Inc.
4,333,157
0.1
9,729
Leidos Holdings, Inc.
1,838,392
0.0
2,424  Lennox International,
Inc.
1,283,169
0.0
15,580
Lockheed Martin Corp.
7,777,692
0.2
15,877
Masco Corp.
1,117,582
0.0
4,071
Nordson Corp.
923,913
0.0
17,014
Norfolk Southern Corp.
5,111,176
0.1
10,207  Northrop Grumman
Corp.
6,219,329
0.1
14,025  Old Dominion Freight
Line, Inc.
1,974,440
0.1
29,763
Otis Worldwide Corp.
2,721,231
0.1
39,820
PACCAR, Inc.
3,915,102
0.1
9,690
Parker-Hannifin Corp.
7,346,473
0.2
24,587
Paychex, Inc.
3,116,648
0.1
3,797
Paycom Software, Inc.
790,308
0.0
12,431
Pentair PLC
1,376,858
0.0
11,303
Quanta Services, Inc.
4,684,189
0.1
101,507  Raytheon Technologies
Corp.
16,985,166
0.4
15,390
Republic Services, Inc.
3,531,697
0.1
8,526  Rockwell Automation,
Inc.
2,980,093
0.1
21,316
Rollins, Inc.
1,252,102
0.0
3,956
Snap-on, Inc.
1,370,873
0.0
39,827
Southwest Airlines Co.
1,270,880
0.0
11,800  Stanley Black &
Decker, Inc.
877,094
0.0
13,514
Textron, Inc.
1,141,798
0.0
16,874  Trane Technologies
PLC
7,120,153
0.2
4,273
TransDigm Group, Inc.
5,631,899
0.1
158,145
(1)
Uber Technologies,
Inc.
15,493,466
0.4
44,972
Union Pacific Corp.
10,630,032
0.2
24,550
(1)
United Airlines
Holdings, Inc.
2,369,075
0.1
55,817  United Parcel Service,
Inc. - Class B
4,662,394
0.1
4,879
United Rentals, Inc.
4,657,786
0.1
18,819
Veralto Corp.
2,006,294
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
10,595
Verisk Analytics, Inc.
$ 2,664,748
0.1
28,104  Waste Management,
Inc.
6,206,206
0.1
12,964  Westinghouse Air
Brake Technologies
Corp.
2,598,893
0.1
3,334
WW Grainger, Inc.
3,177,169
0.1
18,459
Xylem, Inc.
2,722,702
0.1
358,528,340
8.2
Information Technology : 34.5%
47,233  Accenture PLC - Class
A
11,647,658
0.3
32,169
(1)
Adobe, Inc.
11,347,615
0.3
123,066
(1)
Advanced Micro
Devices, Inc.
19,910,848
0.5
10,873
(1)
Akamai Technologies,
Inc.
823,739
0.0
92,587  Amphenol Corp.
- Class A
11,457,641
0.3
37,632
Analog Devices, Inc.
9,246,182
0.2
1,125,401
Apple, Inc.
286,560,857
6.6
60,856
Applied Materials, Inc.
12,459,657
0.3
20,530
(1)
AppLovin Corp. - Class
A
14,751,626
0.3
78,156
(1)
Arista Networks, Inc.
11,388,111
0.3
16,228
(1)
Autodesk, Inc.
5,155,149
0.1
356,681
Broadcom, Inc.
117,672,629
2.7
20,664
(1)
Cadence Design
Systems, Inc.
7,258,437
0.2
9,939
CDW Corp.
1,583,084
0.0
300,301
Cisco Systems, Inc.
20,546,594
0.5
37,037  Cognizant Technology
Solutions Corp. - Class
A
2,484,072
0.1
59,114
Corning, Inc.
4,849,121
0.1
18,901
(1)
Crowdstrike Holdings,
Inc. - Class A
9,268,672
0.2
24,515
(1)
Datadog, Inc. - Class A
3,490,936
0.1
22,993  Dell Technologies, Inc.
- Class C
3,259,718
0.1
4,224
(1)
EPAM Systems, Inc.
636,937
0.0
4,356
(1)
F5, Inc.
1,407,816
0.0
1,820
(1)
Fair Isaac Corp.
2,723,685
0.1
8,133
(1)
First Solar, Inc.
1,793,571
0.0
49,392
(1)
Fortinet, Inc.
4,152,879
0.1
5,743
(1)
Gartner, Inc.
1,509,662
0.0
42,500
Gen Digital, Inc.
1,206,575
0.0
10,499
(1)
GoDaddy, Inc. - Class
A
1,436,578
0.0
99,510  Hewlett Packard
Enterprise Co.
2,443,966
0.1
71,229
HP, Inc.
1,939,566
0.1
331,924
Intel Corp.
11,136,050
0.3
70,640  International Business
Machines Corp.
19,931,782
0.5
21,154
Intuit, Inc.
14,446,278
0.3
8,138
Jabil, Inc.
1,767,329
0.0
13,052
(1)
Keysight Technologies,
Inc.
2,283,056
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
10,007
KLA Corp.
$ 10,793,550
0.3
95,977
Lam Research Corp.
12,851,320
0.3
40,926  Microchip Technology,
Inc.
2,628,268
0.1
84,867  Micron Technology,
Inc.
14,199,946
0.3
563,684
Microsoft Corp.
291,960,128
6.7
3,632  Monolithic Power
Systems, Inc.
3,343,765
0.1
12,634  Motorola Solutions,
Inc.
5,777,402
0.1
15,174
NetApp, Inc.
1,797,512
0.0
1,850,341
NVIDIA Corp.
345,236,624
7.9
19,119  NXP Semiconductors
NV
4,353,970
0.1
31,014
(1)
ON Semiconductor
Corp.
1,529,300
0.0
125,672
Oracle Corp.
35,343,993
0.8
172,466
(1)
Palantir Technologies,
Inc. - Class A
31,461,248
0.7
50,652
(1)
Palo Alto Networks,
Inc.
10,313,760
0.2
9,084
(1)
PTC, Inc.
1,844,234
0.0
81,788
Qualcomm, Inc.
13,606,252
0.3
8,161  Roper Technologies,
Inc.
4,069,809
0.1
72,497
Salesforce, Inc.
17,181,789
0.4
16,128  Seagate Technology
Holdings PLC
3,807,176
0.1
15,773
(1)
ServiceNow, Inc.
14,515,576
0.3
11,256  Skyworks Solutions,
Inc.
866,487
0.0
38,017
(1)
Super Micro Computer,
Inc.
1,822,535
0.0
14,033
(1)
Synopsys, Inc.
6,923,742
0.2
22,407
TE Connectivity PLC
4,919,009
0.1
3,556
(1)
Teledyne Technologies,
Inc.
2,083,958
0.1
12,063
Teradyne, Inc.
1,660,351
0.0
68,943
Texas Instruments, Inc.
12,666,897
0.3
18,046
(1)
Trimble, Inc.
1,473,456
0.0
3,289
(1)
Tyler Technologies,
Inc.
1,720,673
0.0
6,375
VeriSign, Inc.
1,782,259
0.0
26,308
Western Digital Corp.
3,158,538
0.1
16,380
(1)
Workday, Inc. - Class A
3,943,157
0.1
3,856
(1)
Zebra Technologies
Corp. - Class A
1,145,849
0.0
1,504,760,609
34.5
Materials : 1.8%
16,877  Air Products and
Chemicals, Inc.
4,602,695
0.1
8,941
Albemarle Corp.
724,936
0.0
174,767
Amcor PLC
1,429,594
0.0
5,914
Avery Dennison Corp.
959,073
0.0
20,638
Ball Corp.
1,040,568
0.0
12,283  CF Industries
Holdings, Inc.
1,101,785
0.0
51,499
Corteva, Inc.
3,482,877
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
53,913
Dow, Inc.
$ 1,236,225
0.0
31,753  DuPont de Nemours,
Inc.
2,473,559
0.1
8,708
Eastman Chemical Co.
549,039
0.0
19,357
Ecolab, Inc.
5,301,108
0.1
108,880  Freeport-McMoRan,
Inc.
4,270,274
0.1
19,509  International Flavors &
Fragrances, Inc.
1,200,584
0.0
40,039
International Paper Co.
1,857,810
0.1
35,559
Linde PLC US
16,890,525
0.4
19,513  LyondellBasell
Industries NV - Class A
956,918
0.0
4,573  Martin Marietta
Materials, Inc.
2,882,270
0.1
24,155
Mosaic Co.
837,695
0.0
83,299
Newmont Corp.
7,022,939
0.2
17,406
Nucor Corp.
2,357,295
0.1
6,777  Packaging Corp. of
America
1,476,912
0.0
17,116
PPG Industries, Inc.
1,799,063
0.1
17,584
Sherwin-Williams Co.
6,088,636
0.2
39,595
Smurfit WestRock PLC
1,685,559
0.0
10,493
Steel Dynamics, Inc.
1,463,039
0.0
10,019
Vulcan Materials Co.
3,082,045
0.1
76,773,023
1.8
Real Estate : 1.9%
11,805  Alexandria Real Estate
Equities, Inc.
983,829
0.0
35,509
American Tower Corp.
6,829,091
0.2
10,784  AvalonBay
Communities, Inc.
2,083,145
0.1
11,109
Boston Properties, Inc.
825,843
0.0
8,149
Camden Property Trust
870,150
0.0
22,227
(1)
CBRE Group, Inc.
- Class A
3,502,086
0.1
32,177
(1)
CoStar Group, Inc.
2,714,773
0.1
33,023
Crown Castle, Inc.
3,186,389
0.1
24,311  Digital Realty Trust,
Inc.
4,202,886
0.1
7,421
Equinix, Inc.
5,812,424
0.1
26,354
Equity Residential
1,705,894
0.0
4,884  Essex Property Trust,
Inc.
1,307,251
0.0
16,096  Extra Space Storage,
Inc.
2,268,570
0.1
5,921  Federal Realty
Investment Trust
599,857
0.0
52,699  Healthpeak Properties,
Inc.
1,009,186
0.0
48,489  Host Hotels & Resorts,
Inc.
825,283
0.0
42,768
Invitation Homes, Inc.
1,254,385
0.0
22,397
Iron Mountain, Inc.
2,283,150
0.1
51,355
Kimco Realty Corp.
1,122,107
0.0
8,878  Mid-America
Apartment
Communities, Inc.
1,240,523
0.0
70,378
Prologis, Inc.
8,059,689
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
11,975
Public Storage
$ 3,458,979
0.1
69,335
Realty Income Corp.
4,214,875
0.1
12,461  Regency Centers
Corp.
908,407
0.0
8,143  SBA Communications
Corp.
1,574,449
0.0
24,759  Simon Property Group,
Inc.
4,646,522
0.1
22,994
UDR, Inc.
856,756
0.0
34,421
Ventas, Inc.
2,409,126
0.1
80,867
VICI Properties, Inc.
2,637,073
0.1
50,720
Welltower, Inc.
9,035,261
0.2
54,715
Weyerhaeuser Co.
1,356,385
0.0
83,784,344
1.9
Utilities : 2.3%
54,297
AES Corp.
714,549
0.0
19,487
Alliant Energy Corp.
1,313,619
0.0
20,506
Ameren Corp.
2,140,416
0.1
40,555  American Electric
Power Co., Inc.
4,562,437
0.1
14,795  American Water Works
Co., Inc.
2,059,316
0.0
12,173
Atmos Energy Corp.
2,078,540
0.0
49,509  CenterPoint Energy,
Inc.
1,920,949
0.0
22,700
CMS Energy Corp.
1,663,002
0.0
27,350  Consolidated Edison,
Inc.
2,749,222
0.1
23,691  Constellation Energy
Corp.
7,795,997
0.2
64,719
Dominion Energy, Inc.
3,958,861
0.1
15,742
DTE Energy Co.
2,226,391
0.1
58,970
Duke Energy Corp.
7,297,537
0.2
29,183
Edison International
1,613,236
0.0
33,853
Entergy Corp.
3,154,761
0.1
17,453
Evergy, Inc.
1,326,777
0.0
28,143
Eversource Energy
2,002,093
0.0
76,591
Exelon Corp.
3,447,361
0.1
39,408
FirstEnergy Corp.
1,805,675
0.0
156,164
NextEra Energy, Inc.
11,788,820
0.3
35,707
NiSource, Inc.
1,546,113
0.0
14,669
NRG Energy, Inc.
2,375,645
0.1
166,670
PG&E Corp.
2,513,384
0.1
9,107  Pinnacle West Capital
Corp.
816,534
0.0
56,080
PPL Corp.
2,083,933
0.0
37,847  Public Service
Enterprise Group, Inc.
3,158,711
0.1
49,479
Sempra Energy
4,452,120
0.1
83,421
Southern Co.
7,905,808
0.2
24,152
Vistra Corp.
4,731,860
0.1
24,408  WEC Energy Group,
Inc.
2,796,913
0.1
44,850
Xcel Energy, Inc.
3,617,152
0.1
101,617,732
2.3
Total Common Stock
(Cost $2,682,283,047)
4,326,144,833
99.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.6%
Repurchase Agreements : 0.0%
1,000,000
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,000,115,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,020,012, due
08/27/27-09/01/55)
$ 1,000,000
0.0
90,121
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$90,131, collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $91,923, due
07/15/26-08/15/54)
90,121
0.0
169,787
(3)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $169,807,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $173,183, due
12/31/31-05/31/32)
169,787
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
234,741
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $234,768,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $239,436, due
11/18/25-08/15/55)
$ 234,741
0.0
75,554
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$75,563, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $77,065, due
10/23/25-08/15/55)
75,554
0.0
Total Repurchase
Agreements
(Cost $1,570,203)
1,570,203
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.6%
25,593,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $25,593,000) $ 25,593,000 0.6
Total Short-Term
Investments
(Cost $27,163,203)
27,163,203
0.6
Total Investments in
Securities
(Cost $2,709,446,250) $ 4,353,308,036 99.9
Assets in Excess of
Other Liabilities 3,107,309 0.1
Net Assets $ 4,356,415,345 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 4,326,144,833 $ — $ — $ 4,326,144,833
Short-Term Investments 25,593,000 1,570,203 — 27,163,203
Total Investments, at fair value $ 4,351,737,833 $ 1,570,203 $ — $ 4,353,308,036
Other Financial Instruments+
Futures 475,168 — — 475,168
Total Assets $ 4,352,213,001 $ 1,570,203 $ — $ 4,353,783,204
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at th e fair value of the instrument.
At September 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series S  Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 87 12/19/25 $ 29,313,563 $ 475,168
$ 29,313,563 $ 475,168
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,784,573,738
Gross Unrealized Depreciation (140,711,952)
Net Unrealized Appreciation $ 1,643,861,786